Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Common Stock Previously Reported	Common Stock Retroactive application of the recapitalization due to Merger (refer to Note 3)	Common Stock Conversion Of Convertible Preferred Stock	Common Stock Warrant	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of the recapitalization due to Merger (refer to Note 3)	Additional Paid-In Capital Conversion Of Convertible Preferred Stock	Additional Paid-In Capital Warrant	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Previously Reported	Retroactive application of the recapitalization due to Merger (refer to Note 3)	Conversion Of Convertible Preferred Stock	Warrant	Cumulative Effect, Period of Adoption, Adjustment	Total
Beginning balance, temporary equity (in shares) at Dec. 31, 2019														32,654					59,277
Beginning balance, temporary equity at Dec. 31, 2019														$ 106,884,000					$ 106,884,000
Redeemable Convertible Preferred Stock
Preferred Series D-1 issuance, net of issuance costs (in shares)																			16,408
Preferred Series D-1 issuance, net of issuance costs																			$ 39,860,000
Treasury stock (in shares)																			(190)
Treasury stock																			$ (3,658,000)
Ending balance, temporary equity (in shares) at Dec. 31, 2020																			75,495,266
Ending balance, temporary equity at Dec. 31, 2020																			$ 143,086,000
Beginning balance (in shares) at Dec. 31, 2019	8,396	6,847			15,243
Beginning balance at Dec. 31, 2019	$ 1,000	$ 1,000			$ 2,000	$ 1,374,000	$ (1,000)			$ 1,373,000	$ (75,961,000)		$ (75,961,000)	$ (74,586,000)	$ 26,623				$ (74,586,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense					$ 122,000								122,000
Proceeds from option exercises (in shares)					299														299,334
Proceeds from option exercises										132,000									$ 132,000
Treasury stock (in shares)					(10,522)														(10,522,110)
Treasury stock					$ (1,000)					(16,000)									$ (17,000)
Net loss													(31,674,000)						$ (31,674,000)
Ending balance (in shares) at Dec. 31, 2020					5,020														5,019,582
Ending balance at Dec. 31, 2020					$ 1,000					1,611,000		$ (112,000)	(107,747,000)					$ (112,000)	$ (106,135,000)
Redeemable Convertible Preferred Stock
Conversion of redeemable convertible preferred shares into common shares (refer to Note 11) (in shares)																(75,495)			(75,495,266)
Conversion of redeemable convertible preferred shares into common shares (refer to Note 11)																$ (143,086,000)
Ending balance, temporary equity (in shares) at Dec. 31, 2021																			0
Ending balance, temporary equity at Dec. 31, 2021																			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense										8,407,000									$ 8,407,000
Proceeds from option exercises (in shares)					3,606														3,606,121
Proceeds from option exercises										1,432,000									$ 1,432,000
Conversion of convertible securities (in shares)			75,495																75,495,266
Conversion of convertible securities			$ 7,000	$ 12				$ 143,079,000	$ 10,000							$ 143,086,000	$ 10,000
Merger share issuance, net of transaction costs (in shares)					10,858
Merger shares issuance, net of transaction costs					$ 1,000					52,199,000									$ 52,200,000
PIPE shares issuance, net of transaction costs (in shares)					20,000
PIPE shares issuance, net of transaction costs					$ 2,000					184,528,000									184,530,000
Contingently issuable earn-out shares (refer to Note 16)										(67,600,000)									(67,600,000)
Net loss													(94,331,000)						$ (94,331,000)
Ending balance (in shares) at Dec. 31, 2021					114,991														114,991,026
Ending balance at Dec. 31, 2021					$ 11,000					$ 323,666,000			$ (202,078,000)						$ 121,599,000